Income Taxes (Schedule Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Income Taxes [Abstract]
Balance at beginning of the year	$ 261
Additions for prior year tax positions	365	221
Additions for current year tax positions	191	40
Balance at end of the year	$ 817	$ 261